7. Subordinated Debt: Maturity and redemption information relating to Subordinated Debt (Details) (Subordinated Debt, USD $)	12 Months Ended
Dec. 31, 2012
Based on Maturity Date
Amount Maturing or Redeemable at Option of Holder	$ 42,917,976
Based on Maturity Date | 2013
Amount Maturing or Redeemable at Option of Holder	8,567,940
Based on Maturity Date | 2014
Amount Maturing or Redeemable at Option of Holder	9,687,118
Based on Maturity Date | 2015
Amount Maturing or Redeemable at Option of Holder	11,660,446
Based on Maturity Date | 2016
Amount Maturing or Redeemable at Option of Holder	13,002,472
Based on Interest Adjustment Period
Amount Maturing or Redeemable at Option of Holder	42,917,976
Based on Interest Adjustment Period | 2013
Amount Maturing or Redeemable at Option of Holder	29,724,487
Based on Interest Adjustment Period | 2014
Amount Maturing or Redeemable at Option of Holder	8,685,172
Based on Interest Adjustment Period | 2015
Amount Maturing or Redeemable at Option of Holder	3,107,054
Based on Interest Adjustment Period | 2016
Amount Maturing or Redeemable at Option of Holder	$ 1,401,263